Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Financial Risk Management
Schedule of interest rate risk on NOK 2024 Bonds

Hedge type	Instrument type	Counterparty	Maturing in	Notional amount	Hedged item
	Receive 3-month NIBOR, pay 3-month USD LIBOR floating CCS	DNB	Nov 2024	$32,850
Cash flow hedges	Receive 3-month NIBOR, pay 3-month USD LIBOR floating CCS	SEB	Nov 2024	$32,850	NOK 2024 Bonds of the same maturity and notional of the CCSs.
	Receive 3-month NIBOR, pay 3-month USD LIBOR floating CCS	Nordea	Nov 2024	$32,850
			Total	$98,550

Schedule of expected cash flows for non-derivative financial liabilities

	Weighted
	average
	effective	Less
	interest	than 1
	rate	month	1-3 months	3-12 months	1-5 years	5+ years	Total
December 31, 2018
Trade and other accounts payable		$11,627	58	205	—	—	11,890
Amounts due to related parties		169	—	—	—	—	169
Other payables and accruals*		31,835	52,782	2,200	—	—	86,817
Other non-current liabilities*		—	—	—	637	1,059	1,696
Variable interest loans	4.68%	44,041	37,047	531,292	1,624,313	706,009	2,942,702
Bonds		—	7,526	22,513	397,366	—	427,405
Finance lease liability		1,516	2,885	13,448	71,443	217,544	306,836
Total		$89,188	100,298	569,658	2,093,759	924,612	3,777,515
December 31, 2019
Trade and other accounts payable		$24,306	3,203	106	—	—	27,615
Amounts due to related parties		200	—	—	—	—	200
Other payables and accruals*		31,036	49,548	5,210	—	—	85,794
Other non-current liabilities		—	—	—	551	1,174	1,725
Variable interest loans	4.10%	45,591	44,867	208,217	2,004,266	807,894	3,110,835
Bonds		49,233	9,369	28,060	496,780	—	583,442
Lease liabilities		1,738	3,379	14,292	75,823	200,890	296,122
Total		$152,104	110,366	255,885	2,577,420	1,009,958	4,105,733

*Non-financial liabilities are excluded.

Schedule of expected cash flows for derivative financial instruments

	Less than 1
	month	1-3 months	3-12 months	1-5 years	5+ years	Total
December 31, 2018
Interest rate swaps	(161)	(442)	(5,546)	(235)	(2,120)	(8,504)
Cross currency swaps	—	108	407	914	—	1,429
Forward foreign exchange contracts	250	474	715	—	—	1,439
Total	89	140	(4,424)	679	(2,120)	(5,636)
December 31, 2019
Interest rate swaps	7	52	5,364	42,016	5,049	52,488
Cross currency swaps	—	22	(26)	(3,590)	—	(3,594)
Forward foreign exchange contracts	(48)	(101)	(768)	—	—	(917)
Total	(41)	(27)	4,570	38,426	5,049	47,977

Summary of credit risk exposure

	As of
	December 31,
	2018	2019
Cash and cash equivalents	342,594	263,747
Short-term investments	25,000	4,500
Trade and other receivables	20,244	24,900
Dividends receivable and other amounts due from related parties	33,395	573
Derivative financial instruments	15,188	4,001